Shareholders’ equity (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 26, 2024
Shareholders Equity
Share issued	9,090,909,090
Share capital amount			R$ 10,000,000,000
Increase in share capital amount			R$ 65,000,000,000
Description of buyback program	The Buyback Program covers the acquisition of up to 36,205,005 Units, representing 36,205,005 common shares and 36,205,005 preferred shares, which corresponded, on December 31, 2025, to approximately 1% of the Bank's share capital. On December 31, 2025, Banco Santander had 356,245,448 common shares and 384,049,858 preferred shares outstanding.
Gain (loss) on sold of treasury shares	R$ 22,106,000	R$ 25,163,000